CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 25,064,116	$ 16,130,374	$ 21,335,800	$ 8,614,244	$ 15,745,559	$ 13,072,503
Trade accounts receivable	8,985,899	10,742,412		35,640,758
Cost and estimated earnings in excess of billings on uncompleted contracts	4,620,300	2,312,947		6,263,943
Prepaid expenses and other	2,790,235	1,808,411		1,824,779
Prepaid federal and state income tax		3,909,198
Total current assets	41,460,550	34,903,342		52,343,724
PROPERTY AND EQUIPMENT - at cost
Machinery and equipment	188,061,303	185,405,886		190,943,331
Automobiles and trucks	13,377,137	14,272,341		15,265,627
Furniture and fixtures	484,206	486,700		488,779
Leasehold improvements	14,994	14,994		14,994
Total property and equipment, gross	201,937,640	200,179,921		206,712,731
Less accumulated depreciation and amortization	(147,725,913)	(137,072,725)		(117,326,964)
Total property and equipment, net	54,211,727	63,107,196		89,385,767
Goodwill	201,530	201,530		201,530
Other assets	81,942	89,470		96,817
Total noncurrent assets	283,472	291,000		298,347
Total assets	95,955,749	98,301,538		142,027,838
CURRENT LIABILITIES
Trade accounts payable	7,294,617	4,097,819		13,680,538
Accrued liabilities	3,396,131	2,585,993		5,544,071
Billings in excess of costs and estimated earnings on uncompleted contracts	2,531,275	653,220		3,757,349
Federal and state income tax payable	890,093			4,569,891
Current maturities of notes payable	9,214,619	8,434,879		10,615,279
Current portion of capital lease obligations	937,048	1,423,268		1,960,503
Total current liabilities	24,263,783	17,195,179		40,127,631
NOTES PAYABLE, less current maturities	6,312,379	6,483,112		14,412,598
CAPITAL LEASE OBLIGATIONS, less current portion	364,801	901,707		1,884,937
LONG-TERM DEFERRED TAX LIABILITY	1,025,116	4,590,739		7,617,111
SHAREHOLDERS' EQUITY
Preferred stock, $1.00 par value; 4,000,000 shares authorized; issued - none
Common stock, $0.01 par value; 35,000,000 shares authorized 22,102,502 and 22,090,127 shares issued and outstanding in each period, respectively	221,025	220,901		207,325
Additional paid-in capital	32,052,956	31,508,662		29,573,986
Retained earnings	37,995,738	41,757,515		48,073,556
Treasury stock, at cost, 145,335 shares in each period	(1,251,099)	(1,251,099)		(691,009)
Accumulated other comprehensive income (loss) foreign currency translation adjustments	(5,028,950)	(3,105,178)		821,703
Total shareholders' equity	63,989,670	69,130,801		77,985,561	63,719,680	52,862,800
Total liabilities and shareholders' equity	$ 95,955,749	$ 98,301,538		$ 142,027,838